STARBOARD INVESTMENT TRUST
116 South Franklin Street
Rocky Mount, NC  27804
252-972-9922

July 3, 2018

VIA EDGAR
U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
 Washington, DC 20549
Re:	Arin Large Cap Theta Fund, a series of the Starboard Investment Trust
File Nos. 333-159484 and 811-22298

Ladies and Gentlemen,
Pursuant to Rule 497(j) of the General Rules and Regulations under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and the Statement of Additional Information for the Arin Large Cap Theta Fund do not differ from those contained in Post-Effective Amendment No. 296 to the Trust's Registration Statement on Form N-1A.  The amendment was filed with the U.S. Securities and Exchange Commission electronically on June 28, 2018.

If you have any questions concerning the foregoing, please contact the undersigned at 252-972-9922.
Yours truly,

/s/ Katherine M. Honey
Katherine M. Honey

cc:	Betselot Zeleke Division of Investment Management Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549
Tanya Goins, Esq.
Holland & Knight, LLP
200 Crescent Court
Suite 1600
Dallas, TX  75201